SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

Nature’s Way

The Company purchased a vertically-integrated license in Florida to operate a cultivation and processing facility and up to 30 medical cannabis dispensaries by acquiring all interests in Nature’s Way for total consideration of approximately $69,000. In addition to the $12,000 paid in fiscal 2018 as a deferred acquisition cost, the Company paid an additional $53,000 cash and issued $4,000 in HSCP units. The transaction closed on January 4, 2019 upon state approval.

Thames Valley Apothecary, LLC (“Thames Valley”)

On January 22, 2019, the Company’s acquisition of Thames Valley, a dispensary license holder in Connecticut, closed upon state approval for cash consideration of $15,072.

NCC

On March 1, 2019, the Company acquired all remaining interests in NCC for consideration of $4,508 in Subordinate Voting Shares.

Kanna, Inc.

On March 12, 2019, the Company entered into a definitive agreement to acquire Kanna, Inc., a dispensary license holder in Oakland, California, for consideration of approximately $11,500 in Subordinate Voting Shares.

Form Factory, Inc. (“Form Factory”)

On April 16, 2019, the Company’s acquisition of Form Factory, a multi-state manufacturer and distributor of cannabis-based edibles and beverages, closed upon state approval for consideration of $160,000 in Subordinate Voting Shares.

Deep Roots Medical, LLC (“Deep Roots”)

On April 17, 2019, the Company entered into a definitive agreement to acquire Deep Roots, a vertically integrated license holder in Nevada, for consideration of approximately $100,000 in HSCP units and $20,000 in cash.

In respect to the above acquisitions, the Company is in the process of identifying assets acquired and liabilities assumed, and as such, net assets are preliminarily recorded as intangible assets unless otherwise noted until all measurement period adjustments are considered.

Canopy Growth Corporation (“Canopy Growth”)

On April 18, 2019, the Company announced that it had entered into a definitive arrangement agreement that grants Canopy Growth the right to acquire 100% of the shares of the Company, with a requirement to do so at such time as cannabis production and sale becomes federally legal in the U.S. (the “triggering event”). Canopy Growth is a publicly-traded multi-national operator of diversified cannabis and hemp businesses incorporated in Canada.

Upon approval of Canopy Growth and Acreage shareholders as well as the Supreme Court of British Columbia, shareholders of the Company (which includes holders of all share classes of the Company as well as HSCP units and USCo2 shares that are convertible into shares of the Company) will receive an immediate aggregate total payment of $300 million (the “up-front” payment) in exchange for granting Canopy Growth an option to acquire all of the outstanding shares of the Company. The companies also plan to execute a licensing agreement granting the Company access to certain of Canopy Growth’s intellectual property. The agreement includes a termination fee of $150 million payable by the Company in the event that the transaction is terminated under certain circumstances.

Following the triggering event and satisfaction of certain closing conditions, all Proportionate Voting Shares and Multiple Voting Shares will automatically convert to Subordinate Voting Shares, and Canopy Growth will issue 0.5818 of a common share of Canopy Growth to all holders of the Company’s Subordinate Voting Shares in exchange for such holders’ Subordinate Voting Shares. All HSCP unit holders and USCo2 shareholders will have the right to convert their holdings into CGC shares using the conversion ratio described above. HSCP unit holders will be required to convert their units within three years following the closing of the transaction. If federal legalization does not occur within 90 months of the date of the up-front payment, the agreement will terminate.

The Company will be permitted to issue up to an additional 58,000 Subordinate Voting Shares, together with an additional 5,222 Subordinate Voting Shares in respect of potential acquisitions.